Income Taxes (Details Textual) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
IncomeTaxesTextualAbstract
Effective federal statutory income tax rate, Percent	34.00%
Loss carryforwards begin to expire	2034
Valuation allowance	$ 1,407,513
Income tax examination, likelihood of unfavorable settlement	An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Unrecognized tax benefits	0
Unrecognized interest or penalties	0
Zeta Acquisition Corp III
IncomeTaxesTextualAbstract
Effective federal statutory income tax rate, Percent	34.00%	34.00%
Net operating loss	24,000
Loss carryforwards begin to expire	2029
Valuation allowance	69,600	59,100
Domestic Tax Authority
IncomeTaxesTextualAbstract
Net operating loss	1,087,279
Research credit carryforwards	17,919
Credit carry forward begin to expire	2034
State and Local Jurisdiction
IncomeTaxesTextualAbstract
Net operating loss	1,248,532
Research credit carryforwards	$ 15,710
Credit carry forward begin to expire	2029